Nationwide Life Insurance Company: • Nationwide Variable Account-II

Prospectus supplement dated May 1, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.	The following sentence is added to the end of the subsection “Death Benefit Payment” under the section “Death Benefits”:

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid. After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Prospectus supplement dated May 19, 2006 to
Prospectus dated May 1, 2006

Pending shareholder approval, on May 24, 2006, the Pioneer Variable Contracts Trust - Pioneer Small Cap Value II VCT Portfolio will merge into the Pioneer Variable Contracts Trust - Pioneer Small Cap VCT Portfolio. In connection with this merger, please note the following changes to your variable annuity contract:

2.	Effective May 22, 2006, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Pioneer Variable Contracts Trust
•	Pioneer Small Cap Value II VCT Portfolio: Class I Shares

3.	Effective May 24, 2006, the following underlying mutual fund is available as an investment option under your contract:

Pioneer Variable Contracts Trust
•	Pioneer Small Cap Value VCT Portfolio: Class I Shares

4.	Effective May 24, 2006, “Appendix A: Underlying Mutual Funds” is amended to include the following:

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares
Investment Adviser:	Pioneer Investment Management, Inc.
Investment Objective:	Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

5.
Pending shareholder approval, at the close of business on May 24, 2006, all assets allocated to the Pioneer Variable Contracts Trust - Pioneer Small Cap Value II VCT Portfolio: Class I Shares will be redeemed, with such redemption proceeds being used to simultaneously purchase interests in the Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares.